UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200

Austin, TX 78738
(Address of principal executive offices) (Zip code)

William Kruger

YCG Funds

3207 Ranch Road 620 South, Suite 200

Austin, TX 78738
(Name and address of agent for service)

(512) 505-2347

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

YCG Enhanced Fund
YCGEX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the YCG Enhanced Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://ycgfunds.com/how-to-invest/. You can also request this information by contacting us at 1-855-444-9243.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YCG Enhanced Fund	$130	1.19%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended November 30, 2024, the YCG Enhanced Fund (the “Fund”) achieved a total net return of 19.18%. During the same time period, the S&P 500 Index had a total return of 33.89%, and the S&P Global Broad Market Index had a total return of 26.26%.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund had a positive double digit return for the period, in aggregate the portfolio’s holdings in the Information Technology, Consumer Staples, Consumer Discretionary, Financials, Industrials and Communication Services each had a negative contribution to performance relative to the S&P 500 Index.

Top Contributors
↑	Amazon.com, Inc.
↑	Moody’s Corp.
↑	CBRE Group, Inc.
↑	MasterCard, Inc.
↑	Copart, Inc.

Top Detractors
↓	The Estee Lauder Companies, Inc.
↓	L’Oreal SA
↓	NIKE, Inc.
↓	Adobe, Inc.
↓	LVMH Moet Hennessy Louis Vuitton SE
PERFORMANCE
In our Annual and Semi-Annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports and fund holdings. We also produce a Manager Commentary which is a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at  https://ycgfunds.com/how-to-invest/ or by calling 1-855-444-9243.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
YCG Enhanced Fund	PAGE 1	TSR-AR-98421P109

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
YCG Enhanced Fund	19.18	12.41	12.24
S&P 500 TR	33.89	15.77	13.35
S&P Global BMI TR	26.26	11.31	9.51
Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$593,776,733
Number of Holdings	67
Net Advisory Fee	$5,554,751
Portfolio Turnover	8%
Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*

Top Sectors	(%)**
Financials	32.6%
Industrials	22.3%
Information Technology	16.2%
Consumer Discretionary	12.9%
Real Estate	4.8%
Consumer Staples	4.8%
Communication Services	2.5%
Cash & Other	3.9%

Top Holdings	(%)
Microsoft Corp.	6.9%
Moody’s Corp.	6.3%
MasterCard, Inc. - Class A	6.2%
Copart, Inc.	5.2%
Amazon.com, Inc.	4.9%
MSCI, Inc.	4.3%
Verisk Analytics, Inc.	4.2%
Hermes International	4.2%
Waste Management, Inc.	4.1%
Aon PLC - Class A	4.0%

Top Countries	(%)
United States	83.2%
France	7.5%
Canada	5.1%
Ireland	4.1%
Netherlands	1.7%
Cash & Other	-1.6%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://ycgfunds.com/how-to-invest/.
YCG Enhanced Fund	PAGE 2	TSR-AR-98421P109

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your YCG, LLC documents not be householded, please contact YCG, LLC at 1-855-444-9243, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by YCG, LLC or your financial intermediary.
YCG Enhanced Fund	PAGE 3	TSR-AR-98421P109

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Travis E. Oliphant is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d) The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE 11/30/2023
(a) Audit Fees	$15,925	$15,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	$3,500	$3,500
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

YCG Funds
(Form N-CSR Items 7-11) Financial Statements and Other Information
November 30, 2024

YCG ENHANCED FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

	Shares	Value
COMMON STOCKS - 96.2%
Automobiles - 1.7%
Ferrari NV	22,928	$9,954,420
Beverages - 1.0%
PepsiCo., Inc.	35,114	5,739,383
Broadline Retail - 4.9%
Amazon.com, Inc.(a)	139,172	28,932,467
Capital Markets - 15.6%
CME Group, Inc.(b)	50,660	12,057,080
Moody's Corp.	74,848	37,422,503
MSCI, Inc.	41,877	25,529,476
S&P Global, Inc.	34,240	17,890,742
		92,899,801
Commercial Services & Supplies - 13.0%
Copart, Inc.(a)(b)	482,780	30,603,425
Republic Services, Inc.(b)	102,484	22,372,257
Waste Management, Inc.(b)	106,169	24,229,889
		77,205,571
Financial Services - 7.9%
MasterCard, Inc. - Class A	68,896	36,717,434
Visa, Inc. - Class A(b)	31,725	9,995,913
		46,713,347
Ground Transportation - 5.1%
Canadian National Railway Co.(b)	133,392	14,898,552
Canadian Pacific Kansas City Ltd.(b)	200,115	15,326,808
		30,225,360
Household Products - 2.6%
Colgate-Palmolive Co.	82,613	7,982,894
The Procter & Gamble Co.(c)	42,509	7,620,164
		15,603,058
Insurance - 9.1%
Aon PLC - Class A(c)	61,134	23,936,406
Marsh & McLennan Cos, Inc.(b)	98,033	22,864,237
The Progressive Corp.	26,092	7,015,617
		53,816,260
Interactive Media & Services - 2.5%
Alphabet, Inc. - Class C	85,230	14,530,863
Personal Care Products - 1.2%
L’Oreal SA	2,366	821,712
L’Oreal SA - Loyalty Shares(e)	17,805	6,183,677
		7,005,389

The accompanying notes are an integral part of these financial statements.

1

YCG ENHANCED FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional Services - 4.2%
Verisk Analytics, Inc.	85,668	$25,204,382
Real Estate Management & Development - 4.8%
CBRE Group, Inc. - Class A(a)	86,934	12,169,891
CoStar Group, Inc.(a)	203,109	16,520,886
		28,690,777
Software - 13.1%
Adobe, Inc.(a)	15,675	8,087,203
Fair Isaac Corp.(a)(b)	4,975	11,815,774
Intuit, Inc.(b)	26,583	17,059,109
Microsoft Corp.	96,885	41,026,922
		77,989,008
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	81,107	19,249,124
Textiles, Apparel & Luxury Goods - 6.3%
Hermes International	11,359	24,787,419
LVMH Moet Hennessy Louis Vuitton SE	19,983	12,511,812
		37,299,231
TOTAL COMMON STOCKS (Cost $279,915,209)		571,058,441

	Par
SHORT-TERM INVESTMENTS - 5.4%
U.S. Treasury Bills - 5.4%
5.22%, 12/19/2024(d)	$3,436,000	3,427,255
5.19%, 12/26/2024(d)	339,000	337,810
5.17%, 01/02/2025(d)	1,565,000	1,557,989
5.07%, 01/09/2025(d)	1,000	995
5.07%, 01/16/2025(d)	171,000	169,919
5.01%, 01/23/2025(d)	390,000	387,195
4.78%, 01/30/2025(d)	109,000	108,206
4.84%, 02/06/2025(d)	98,000	97,210
4.76%, 02/20/2025(d)	2,562,000	2,537,079
4.74%, 02/27/2025(d)	51,000	50,460
4.61%, 03/06/2025(d)	37,000	36,576
4.63%, 03/13/2025(d)	53,000	52,351
4.31%, 03/20/2025(d)	177,000	174,699
4.27%, 03/27/2025(d)	92,000	90,725
4.25%, 04/03/2025(d)	12,000	11,824
4.35%, 04/17/2025(d)	649,000	638,443
4.41%, 04/24/2025(d)	4,000	3,931
4.30%, 05/01/2025(d)	884,000	868,079
4.36%, 05/08/2025(d)	999,000	980,278

The accompanying notes are an integral part of these financial statements.

2

YCG ENHANCED FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
U.S. Treasury Bills - (Continued)
4.38%, 05/22/2025(d)	$20,808,000	$20,383,244
4.33%, 05/29/2025(d)	24,000	23,490
TOTAL SHORT-TERM INVESTMENTS (Cost $31,934,801)		31,937,758
TOTAL INVESTMENTS - 101.6% (Cost $311,850,010)		$602,996,199
Liabilities in Excess of Other Assets - (1.6%)		(9,219,466)
TOTAL NET ASSETS - 100.0%		$593,776,733

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	A portion of this security is pledged as collateral on options written. As of November 30, 2024, the value of collateral is $15,046,633, representing 2.5% of net assets.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
(e)	Loyalty shares are valued the same as Registered shares. Loyalty shares may take longer to settle when traded.
The accompanying notes are an integral part of these financial statements.

3

YCG Enhanced Fund
SCHEDULE OF Written OPTIONS
November 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1%)
Put Options - (0.1%)(a)(b)
Canadian National Railway Co.
Expiration: 01/17/2025; Exercise Price: $110.00	$(357,408)	(32)	$(6,880)
Expiration: 01/17/2025; Exercise Price: $115.00	(1,005,210)	(90)	(40,500)
Canadian Pacific Kansas City Ltd., Expiration: 01/17/2025; Exercise Price: $75.00	(1,118,214)	(146)	(24,090)
CME Group, Inc., Expiration: 12/20/2024; Exercise Price: $220.00	(642,600)	(27)	(783)
Copart, Inc.
Expiration: 12/20/2024; Exercise Price: $52.50	(633,900)	(100)	(500)
Expiration: 02/21/2025; Exercise Price: $57.50	(1,077,630)	(170)	(11,050)
Fair Isaac Corp.
Expiration: 02/21/2025; Exercise Price: $2,260.00	(1,662,521)	(7)	(61,880)
Expiration: 02/21/2025; Exercise Price: $2,380.00	(9,975,126)	(42)	(585,900)
Intuit, Inc., Expiration: 01/17/2025; Exercise Price: $610.00	(1,155,114)	(18)	(19,530)
Marsh & McLennan Cos., Inc., Expiration: 01/17/2025; Exercise Price: $220.00	(1,212,796)	(52)	(7,020)
Republic Services, Inc.
Expiration: 01/17/2025; Exercise Price: $200.00	(436,600)	(20)	(1,700)
Expiration: 01/17/2025; Exercise Price: $210.00	(305,620)	(14)	(2,835)
Visa, Inc., Expiration: 12/20/2024; Exercise Price: $285.00	(2,678,180)	(85)	(2,635)
Waste Management, Inc., Expiration: 01/17/2025; Exercise Price: $210.00	(890,058)	(39)	(2,340)
Total Put Options			(767,643)
TOTAL WRITTEN OPTIONS (Premiums received $1,153,860)			$(767,643)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

4

YCG ENHANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024

ASSETS:
Investments, at value (Cost $311,850,010)	$602,996,199
Cash	395
Deposits with brokers for options written	5,623,269
Receivable for Fund shares sold	418
Dividends and interest receivable	260,883
Prepaid expenses	37,248
Total assets	608,918,412
LIABILITIES:
Options written, at value (Premiums received $1,153,860)	767,643
Payable for Fund shares redeemed	60,206
Payable to investment adviser	473,416
Foreign currency due to custodian, at value (Cost $13,555,687)	13,693,647
Payable to custodian	6,500
Other accrued expenses	140,267
Total liabilities	15,141,679
NET ASSETS	$593,776,733
Net Assets Consist of:
Paid-in capital	$279,093,259
Total distributable earnings (accumulated deficit)	314,683,474
Total net assets	593,776,733
Shares outstanding (unlimited shares of no par value authorized)	17,741,005
Net asset value, offering and redemption price per share(a)	$33.47

(a)	A redemption fee of 2.00% is assessed against shares redeemed within 30 days of purchase. See Note 2(i).
The accompanying notes are an integral part of these financial statements.

5

YCG ENHANCED FUND
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2024

INVESTMENT INCOME:
Dividend income(a)	$4,541,711
Interest income	689,370
Total investment income	5,231,081
EXPENSES:
Investment advisory fees	5,503,709
Administration fees	238,937
Shareholder service fees	207,354
Accounting fees	143,969
Transfer agent fees and expenses	92,961
Compliance fees (see Note 4)	83,724
Legal fees	59,622
Custody fees	40,749
Federal and state registration fees	35,720
Trustees fees and expenses	24,995
Audit and tax fees	19,426
Insurance fees	12,161
Reports to Shareholders	7,767
Miscellaneous expenses	1,187
Total expenses before reimbursement/recoupment	6,472,281
Expense recoupment by investment adviser (see Note 4)	51,484
Expense reimbursement by investment adviser (see Note 4)	(442)
Net expenses	6,523,323
Net investment income (loss)	(1,292,242)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on
Investments	23,287,828
Options written	2,142,679
Foreign currency transactions	3,709
Net change in unrealized appreciation/depreciation on
Investments	72,307,172
Options written	274,887
Foreign currency transactions	(81,899)
Net realized and unrealized gain (loss) on investments	97,934,376
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,642,134

(a)	Net of $140,093 in foreign withholding taxes and fees.
The accompanying notes are an integral part of these financial statements.

6

YCG Enhanced Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2024	2023
OPERATIONS:
Net investment income (loss)	$(1,292,242)	$(1,017,143)
Net realized gain (loss) on investments, options written, and foreign currency transactions	25,434,216	14,586,036
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency transactions	72,500,160	76,943,017
Net increase (decrease) in net assets resulting from operations	96,642,134	90,511,910
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,943,302	17,703,271
Proceeds from reinvestment of distributions	9,212,611	—
Redemption fees	802	3,036
Payment for shares redeemed	(28,992,841)	(32,918,382)
Net increase (decrease)	(3,836,126)	(15,212,075)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(10,049,741)	—
Total increase (decrease) in net assets	$82,756,267	$75,299,835
NET ASSETS:
Beginning of year	$511,020,466	$435,720,631
End of year	$593,776,733	$511,020,466
CHANGE IN SHARES OUTSTANDING:
Shares sold	529,861	680,863
Issued in reinvestment of distributions	323,023	—
Shares redeemed	(954,020)	(1,303,944)
Net increase (decrease)	(101,136)	(623,081)

The accompanying notes are an integral part of these financial statements.

7

YCG Enhanced Fund
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the year

	Year Ended November 30,
	2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of year	$28.64	$23.60	$30.98	$23.85	$20.95
OPERATIONS:
Net investment income (loss)	(0.07)(a)	(0.06)(a)	(0.09)(a)	(0.09)(a)	(0.03)
Net realized and unrealized gain (loss) on investment securities	5.46	5.10	(4.53)	7.22	3.05
Total from investment operations	5.39	5.04	(4.62)	7.13	3.02
Redemption fee proceeds(b)	$—	$—	$—	$—	$—
Dividends from net investment income	—	—	—	—	(0.01)
Dividends from net realized gains	(0.56)	—	(2.76)	—	(0.11)
Total distributions	(0.56)	—	(2.76)	—	(0.12)
NET ASSET VALUE:
End of year	$33.47	$28.64	$23.60	$30.98	$23.85
TOTAL RETURN(c)	19.18%	21.36%	(16.56)%	29.90%	14.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets; end of year (000’s)	$593,777	$511,020	$435,721	$545,523	$413,553
Ratio of expenses to average net assets:
Expenses including reimbursement/ recoupment(d)	1.19%	1.19%	1.19%	1.19%	1.19%
Expenses excluding reimbursement/ recoupment(d)	1.18%	1.19%	1.19%	1.18%	1.19%
Net investment income (loss) including reimbursement/recoupment(d)	(0.24)%	(0.22)%	(0.38)%	(0.34)%	(0.14)%
Net investment income (loss) excluding reimbursement/recoupment(d)	(0.23)%	(0.22)%	(0.38)%	(0.33)%	(0.14)%
Portfolio turnover rate(c)	8%	18%	5%	18%	44%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the year or period.
(b)	Amount represents less than $0.01 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024
1. ORGANIZATION
YCG Funds (the “Trust”) is a Delaware statutory trust organized under an Agreement and Declaration of Trust dated September 4, 2012. The Trust is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of one series, YCG Enhanced Fund (the “Fund”). The Fund is classified and operates as a non-diversified fund under the 1940 Act. The Fund commenced operations on December 28, 2012. The Fund’s investment adviser is YCG, LLC (the “Adviser”). There are an unlimited number of authorized shares. The investment objective of the Fund is to maximize long-term capital appreciation with reasonable investment risk.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
A
Subsequent Events Evaluation. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than noted below.

On December 17, 2024, the Trust declared and paid distributions from ordinary income and net realized capital gains to shareholders of record as of December 16, 2024, as follows:

	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains
Distribution Paid	$305,157	$165,849	$23,159,435
Distribution Paid Per Share	$0.01724047	$0.00937	$1.30844

B
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C
Investment Valuation. The Fund’s investments are valued at fair value. Fair value as used for determining the Fund’s net asset value is in contrast to the use of the term “fair value” for making valuation measurements in connection with preparing the Fund’s financial statements, as discussed below under “Valuation Measurements.” FASB Accounting Standard Codification Topic 820, Fair Value Measurement uses the term “fair value” to refer generally to the value of an asset or liability, regardless of whether that value is based on readily available market quotations or on other inputs.

Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on The Nasdaq OMX Group, Inc., referred to as Nasdaq, are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt

9

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Fund’s investment adviser, which acts as the “Valuation Designee” under Rule 2a-5 of the 1940 Act, and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Options written or purchased by the Fund are valued at the last sales price. If there are no trades for an option on a given day, options are valued at the mean between the current bid and asked prices. The value of a foreign security or other asset shall be determined as of the normal close of trading on the foreign exchange or other market on which it is traded or as of the Value Time, if that is earlier, in its national foreign currency or the Euro, as applicable, and shall then be converted into its U.S. dollar equivalent at the prevailing foreign currency exchange rate as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Standard Time, on the Value Date. If market quotations are not readily available for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Valuation Designee believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining fair value. Fair value in this context is the value of securities for which no readily available market quotations exist, as determined in good faith by the Adviser pursuant to fair value methodologies established by the Adviser as the Valuation Designee under the supervision of the Board.
Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$564,874,764	$6,183,677	$ —	$571,058,441
U.S. Treasury Bills	—	31,937,758	—	31,937,758
Total Investments	$564,874,764	$38,121,435	$—	$602,996,199
Liabilities:
Investments:
Written Options	$(95,798)	$(671,845)	$—	$(767,643)
Total Investments	$(95,798)	$(671,845)	$—	$(767,643)

Refer to the Schedule of Investments for industry classifications.

10

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
The Fund did not invest in any Level 3 investments during the year.
D
Option Writing. The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral. As of November 30, 2024, the Fund held securities with a value of $15,046,633 and cash of $5,623,269 as collateral for options written. During the year, the Fund used written put options in a manner consistent with the strategy described above.

The value of Derivative Instruments on the Statement of Assets and Liabilities as of November 30, 2024, are as follows:

Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options written, at value	$ (767,643)

The effect of Derivative Instruments on the Statement of Operations for the year ended November 30, 2024, are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options Written	Derivatives not accounted for as hedging instruments	Options Written
Equity Contracts	$2,142,679	Equity Contracts	$274,887

The average monthly value of options written during the year ended November 30, 2024, was $445,843.
Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund, the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund has adopted policies and procedures to comply with Rule 18f-4.

11

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Offsetting Assets and Liabilities
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of November 30, 2024:
Liabilities

Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Options Written Interactive Brokers	$767,643	$ —	$767,643	$ —	$(767,643)	$ —

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
E
Federal Income Taxes. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the year ended November 30, 2024, the Fund did not incur any interest or penalties and did not have any liabilities for unrecognized tax benefits.
The Fund is generally not subject to examination by U.S. tax authorities for tax years prior to the year ended November 30, 2021.
F
Distributions to Shareholders. The Fund will declare and distribute any net investment income and any net realized long or short-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

G
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H
Guarantees and Indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund.

12

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
I
Redemption Fee. Those who buy and sell the Fund within 30 calendar days will incur a 2% redemption fee, retained for the benefit of long-term shareholders, recorded as additional capital in the Statement of Changes in Net Assets.

J
Beneficial Ownership. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2024, no shareholder held more than 25% of the outstanding shares of the YCG Enhanced Fund.

K
Other. Investment transactions and shareholder transactions are accounted for on the trade date. Net realized gains and losses on securities are computed on the basis of specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3. INVESTMENT TRANSACTIONS
For the year ended November 30, 2024, the aggregate purchases and sales of securities, excluding short-term securities, were $44,774,073 and $71,804,932 respectively for the Fund. For the year ended November 30, 2024, there were no long-term purchases or sales of U.S. Government securities for the Fund.
4. FEES AND OTHER RELATED PARTY TRANSACTIONS
The Adviser acts as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) which has been approved by the Fund’s Board of Trustees (including a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons of any such party). Under the terms of the Advisory Agreement between the Fund and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund’s investment portfolio. The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. With the exception of the Chief Compliance Officer, who is an employee of the Adviser, such officers receive no compensation from the Fund for serving in their respective roles. The Fund makes reimbursement payments to the Adviser for the salary and benefits associated with the office of the Chief Compliance Officer. The compliance fees expensed by the Fund during the year ended November 30, 2024 are included in the Statement of Operations. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund.
In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Fund. Pursuant to the Expense Limitation Agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and dividend expenses on securities sold short and extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 1.39%. In addition to the lifetime limit, the Adviser has agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses to do not exceed 1.19% at least through April 1, 2026. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than thirty-six months following the month in which the reimbursement occurred, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the

13

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
reimbursement account. During the year ended November 30, 2024, the Fund reimbursed $51,484 of previously waived expenses, waived $442 and did not let any fees subject to recoupment expire. As of November 30, 2024, the following expenses are subject to recoupment by the Adviser:

Year Ending November 30, 2025	Year Ending November 30, 2026	Year Ending November 30, 2027	Total
$ —	$ —	$442	$442

Certain officers, trustees and shareholders of the Fund are also owners or employees of the Adviser.
5. CERTAIN RISKS
Non-Diversification Risk: The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.
Recent Market Conditions: General economic, political and public health conditions may have a significant adverse effect on the Fund’s investment operations and profitability. A rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, tensions or open conflict between and among nations, such as between Russia and Ukraine, and Israel and Hamas in the Middle East, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Fund invests. Additionally, securities in the Fund’s portfolio may underperform due to volatility in the banking sector, including bank failures, inflation (or expectations for inflation), increasing interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of such events may result in market volatility and may have long-term negative effects on both the U.S. and global financial markets.
The above are only a few of the principal risks of the Fund. The other principal risks are discussed in the Fund’s most recent Prospectus.
6. FEDERAL TAX INFORMATION
A. Tax Basis of Distributions to Shareholders: The tax character of the distributions paid by the Fund were as follows:

	For the Year ended November 30,
	2024	2023
Ordinary Income	$—	$ —
Long-Term Capital Gains	10,049,741	—
Total	$ 10,049,741	$—

Reclassifications: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the compositions of net assets reported under GAAP. Accordingly, for the year ended November 30, 2024, certain differences were reclassified. The reclassifications were as follows:

Paid-in capital	$816,849
Distributable earnings (accumulated deficit)	$(816,849)

The difference is primarily due to net operating losses.

14

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
B. Tax Basis of Investments: As of November 30, 2024, the components of the tax basis cost of investments and net unrealized appreciation (depreciation) were as follows:

	Investments	Written Options	Foreign Currencies	Total
Tax cost of investments	$311,883,808	$(1,153,860)	$(13,555,687)	$297,174,261
Gross unrealized appreciation	293,555,150	386,217	—	293,941,367
Gross unrealized depreciation	(2,442,759)	—	(137,960)	(2,580,719)
Net tax unrealized appreciation (depreciation)	291,112,391	386,217	(137,960)	291,360,648
Undistributed ordinary income	165,734	—	—	165,734
Undistributed long-term capital gain (loss).	23,159,282	—	—	23,159,282
Accumulated gain (loss)	23,325,016	—	—	23,325,016
Other accumulated gain (loss)	(425)	—	(1,765)	(2,190)
Distributable earnings (accumulated deficit)	$314,436,982	$386,217	$(139,725)	$314,683,474

The tax basis of investments for tax and financial reporting purposes differs, principally due to deferral of losses on wash sales.
At November 30, 2024, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$ —	$ —	Indefinite

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. Qualified late-year ordinary losses are the excess of the sum of the specified loss attributable to the portion of the taxable year after October 31, and the late-year losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31. For the fiscal year ended November 30, 2024, there were no late year deferred losses.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of YCG Enhanced Fund and
Board of Trustees of YCG Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of YCG Enhanced Fund (the “Fund”), a series of YCG Funds, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2025

16

YCG ENHANCED FUND
ADDITIONAL INFORMATION (UNAUDITED)
1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS
For the year ended November 30, 2024, 0.00% of the dividends paid from net investment income, including short-term capital gains, for the Fund qualify for the dividends received deduction available to corporate shareholders.
For the year ended November 30, 2024, 0.00% of the dividends paid from net investment income, including short-term capital gains, for the Fund are designated as qualified dividend income.
2. COMPENSATION OF TRUSTEES
Each Trustee who is not an “interested person” of the Trust (i.e. an “Independent Trustee”) receives an annual retainer of $4,000, paid quarterly, as well as $1,000 per meeting attended. In addition, Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at such meetings. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-444-9243 or by accessing the Fund’s website at www.ycgfunds.com. (Note for clarification: The information on our website is not incorporated by reference into this report.)
3. PROXY VOTING POLICIES AND PROCEDURES
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-444-9243 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at www.ycgfunds.com/how-to-invest/ or on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-444-9243 or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov. The Fund Proxy Voting Policy is also available on the Fund website at https://ycgfunds.com/how-to-invest/.
4. DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the website of the Securities and Exchange Commission at http://www.sec.gov or on request by calling 1-800-SEC-0330.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the annual period ended November 30, 2024, the aggregate remuneration the Registrant paid the directors, all members of the advisory board and any officers are disclosed in the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

On October 25, 2024, the Board of Trustees of YCG Funds (the “Trust”) met to, among other things, approve the continuation of the investment advisory agreement for the YCG Enhanced Fund (the “Fund”). As part of the process for approving the continuation of the investment advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for the Trustees to consider, and the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Fund (the “Independent Trustees”) met in executive session with counsel to the Fund and the Independent Trustees, to discuss the approval of the continuation of the investment advisory agreement.

In advance of the meeting, YCG, LLC (the “Adviser”) sent detailed information to the Trustees to assist them in their evaluation of the investment advisory agreement. This information included, but was not limited to, a memorandum from counsel that summarized the legal standards applicable to the Trustees’ consideration of the advisory agreement; comparative information relating to the Fund’s management fees and other expenses of the Fund; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Trustees believed was useful in evaluating the approval of the investment advisory agreement. Counsel advised the Trustees on their fiduciary duties under the rules.

All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the Independent Trustees, meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the investment advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreement, the Trustees and the Independent Trustees in executive session considered, among other items:

•	The nature and quality of the investment advisory services provided by the Adviser.
•	A comparison of the fees and expenses of the Fund to other similar funds.
•	A comparison of the fee structures of other accounts managed by the Adviser.
•	Whether economies of scale are recognized by the Fund.
•	The costs and profitability of the Fund to the Adviser.
•	The performance of the Fund.
•	The other benefits to the Adviser from serving as investment adviser to the Fund (in addition to the advisory fee).

The material considerations and determinations of the Board, including all of the Independent Trustees, are as follows:

Nature, Extent and Quality of Investment Advisory Services

The Trustees discussed the staff of the Adviser and the qualifications of the staff, and they concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Fund. Based on discussions at the meeting and prior experience with the Adviser’s personnel, the Trustees believe that such personnel are adequately equipped to conduct investment research and effectively use a bottom-up approach to evaluating companies.

In addition, the Trustees considered the quality of the material service providers to the Fund, who provide administrative and distribution services on behalf of the Fund and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. The Trustees noted that the Adviser actively oversees the service providers to the Fund to ensure that the Fund is well served. Based on this review, the Trustees believe that the Adviser provides high quality services to the Fund.

In light of the Trustees’ discussions and considerations regarding the Adviser, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Trustees discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, which impact costs to the shareholders of the Fund. Management reviewed with the Trustees the comparison of the Fund’s expense ratios to other similar funds. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer groups identified and discussed at the meeting.

At the meeting, the Trustees reviewed and discussed a report comparing the Fund to two peer groups. The first peer group was a comparison versus the Morningstar US OE Large Blend category peers, and the second peer group was a comparison versus custom “stockpicking” and “option” peers. In discussing and evaluating the report, the Trustees noted the following:

•	The Fund had higher than average advisory and net expenses compared to the Morningstar US OE Large Blend category peers. The Trustees also noted that unlike most peers in this peer group, the Fund utilizes an option enhancement strategy, which increases the resources needed to manage the Fund. They concluded that the advisory and net expenses are within a reasonable range of these peers, especially when taking into account the additional resources needed to manage the Fund.
•	The Fund’s expense ratio is comparable to option peers, which is important because the Trustees believe that the Fund’s option enhancement strategy is a unique strategy that sets the Fund apart from its competitors.

After reviewing and discussing the comparison of the Fund’s expense ratios to other similar funds, as noted above, the Trustee’s concluded that the expense ratio of the Fund is within a reasonable range of comparable mutual funds, particularly funds that have an option strategy, and that the Fund’s fees are reasonable.

Comparison of Fee Structures of Other Accounts

The Trustees inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts and those performed by the Adviser for the Fund. The Adviser noted that the management of the Fund involves comprehensive and substantive duties beyond those involved with separate accounts. Specifically, the Adviser noted the following:

•	The Adviser provides tailored investment advisory services to the Fund in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders, as shareholders are able to redeem on a daily basis.
•	With regard to the Fund, the Adviser attempts to serve the needs of hundreds of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries.
•	The Adviser maintains a robust shareholder communication effort for the Fund to reach shareholders through direct contact, through intermediaries, or via the financial press, and has contributed significant financial resources to marketing efforts for the Fund.

•	The Adviser focuses on marketing the Fund and has found that the most effective way is through one-on-one meetings with RIA’s, which require significant amounts of time and resources to attract investors.
•	The Adviser coordinates with the Fund’s Chief Compliance Officer and other service providers to ensure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code or the Fund (there are not similar requirements that are applicable to separate accounts).

The Trustees concluded that the services performed by the Adviser for the Fund generally require a higher level of service and oversight than those performed for separate accounts. As the management of the Fund and the separately managed accounts is distinct in many ways, the Trustees concluded that the differential in advisory fees between the Fund and the separate accounts is reasonable and concluded that the fee rate charged to the Fund in comparison to those charged to the Adviser’s other clients is reasonable.

Performance

In assessing the performance of the Fund, which is positive over the long-term time periods, the Trustees noted the following:

•	The Fund’s 10 year return is in the 19th percentile of the funds in the Morningstar US OE Large Blend category.
•	The Fund outperformed peer group funds for the 10-year and since inception periods.
•	The Fund underperformed against many of the stockpicking and large blend category peer group funds.

The Trustees discussed the reasons for current underperformance versus peers, and the Fund’s risk mitigation strategy. They concluded that the performance of the Fund, which is positive on an absolute basis, has been satisfactory on a relative basis, particularly when adjusting for risk, and satisfactory on an absolute basis.

Costs and Profitability

The Trustees considered the cost of services provided and the profits realized by the Adviser. They also considered the Fund’s overall expense ratios compared to peer group funds, and determined that they are within a reasonable range of the peer group funds. The Trustees concluded that given the smaller size of the Fund compared to many peers, the resource intensive investment strategy of the Fund, and the niche option strategy of the Fund, that the Fund’s fee structure is appropriate and reasonable.

The Trustees discussed in detail the profitability of the Adviser as it relates to the Fund, and they discussed the impact of the intermediary service fees on the profitability. They also considered the resources and revenues that the Adviser has put into managing and distributing the Fund and concluded that the level of profitability realized by the Adviser from its provision of services to the Fund is reasonable in light of the resources and revenues that the Adviser directs to managing the Fund.

Economies of Scale

The Trustees discussed with management whether economies of scale are recognized by the Fund. Given the size of the Fund, they determined that the Fund has not realized economies of scale.

The Trustees noted that the expenses for the Fund are currently capped, and any excess is paid by the Adviser, which benefits shareholders. They concluded that the current fees were appropriate at foreseeable asset levels.

Fall-Out Benefits

The Trustees considered other benefits to the Adviser from serving as Adviser to the Fund (in addition to the advisory fee). They determined that the Adviser does not derive ancillary benefits from its association with the Fund in the form of proprietary and third-party research products and services, as the Adviser does not receive any research or other services from the broker-dealers with which the Fund trades. They also briefly discussed soft dollars and the fact that the Fund does not utilize them.

The Trustees determined that the Adviser may recognize a small benefit from having the name of the Fund in financial media articles, but concluded that this was not a material benefit because the articles encourage investment in, and promote, the Fund not the Adviser.

Based on the Trustees’ discussion and analysis, the Trustees concluded that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.

Conclusion

After reviewing the materials provided at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, approved the continuation of the investment advisory agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	YCG Funds

By (Signature and Title)*	/s/ Brian A. Yacktman
Brian A. Yacktman, Principal Executive Officer

Date	2/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian A. Yacktman
Brian A. Yacktman, Principal Executive Officer

Date	2/5/2025

By (Signature and Title)*	/s/ William D. Kruger
William D. Kruger, Principal Financial Officer

Date	2/5/2025

* Print the name and title of each signing officer under his or her signature.